Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 October 2008 to 10 November 2008

All values are in thousands of pounds sterling unless otherwise stated

Mortgage Asset Analysis

Analysis of Mortgage Trust Movements
	Current Period
	Number	£000's
Brought Forward	435,327	41,160,129
Replenishment	0	0
Repurchased	(6,021)	(741,883)
Redemptions	(5,942)	(844,596)
Losses	(35)	(1,373)
Capitalised Interest	0	3,879	( * see below )
Other Movements	0	0
Carried Forward	423,329	39,570,112

* Capitalised interest refers to interest due met from amounts standing to the credit of overpayment facilities on flexible loans

	Cumulative
	Number	£000's
Brought Forward	115,191	6,399,214
Replenishment	1,708,788	153,897,327
Repurchased	(585,762)	(50,660,906)
Redemptions	(812,891)	(70,329,298)
Losses	(501)	(10,677)
Capitalised Interest	0	280,496	( * see above )
Other Movements	0	(6,044)
Carried Forward	423,329	39,570,112

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 October 2008 to 10 November 2008

All values are in thousands of pounds sterling unless otherwise stated

Prepayment Rates
	Trust Payment Rate (CPR) - Redemptions	Annualised Trust Payment Rate (CPR)
1 Month	2.05%	22.06%
3 Month	5.65%	20.77%
12 Month	22.05%	22.05%

	Trust Payment Rate (CPR) - Repurchases	Annualised Trust Payment Rate (CPR)
1 Month	1.81%	15.59%
3 Month	4.44%	13.88%
12 Month	18.19%	18.19%

	Trust Payment Rate (CPR) - Redemptions and Repurchases	Annualised Trust Payment Rate (CPR)
1 Month	3.86%	37.65%
3 Month	10.09%	34.65%
12 Month	40.24%	40.24%

Asset Profiles
Weighted Average Seasoning	41.31	months
Weighted Average Loan size	£93,473.66
Weighted Average LTV	66.04%	*** (see below)
Weighted Average Indexed LTV	62.43%	using Halifax House Price Index
Weighted Average Indexed LTV	60.92%	using Nationwide House Price Index
Weighted Average Remaining Term	17.40	Years

Product Type Analysis	£000's	%
Variable Rate	8,863,705	22.40%
Fixed Rate	17,929,218	45.31%
Tracker Rate	12,777,189	32.29%
	39,570,112	100.00%

As at 10 November 2008 approximately 18.34% of the loans were flexible loans

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 October 2008 to 10 November 2008

All values are in thousands of pounds sterling unless otherwise stated

Repayment Method Analysis	£000's	%
Endowment	3,569,224	9.02%
Interest Only	14,328,338	36.21%
Repayment	21,672,550	54.77%
	39,570,112	100.00%

As at 10 November 2008 approximately 28.71% of the loans were written under Abbey's policy of non-income verification

Loan Purpose Analysis	£000's	%
Purchase	22,044,509	55.71%
Remortgage	17,525,603	44.29%
	39,570,112	100.00%

Mortgage Standard Variable Rate
Effective Date	Rate
01 November 2008	6.94%
01 May 2008	7.09%
01 March 2008	7.34%
01 January 2008	7.59%

Geographic Analysis
Region	Number	£000's	%
East Anglia	15,997	1,359,473	3.44%
East Midlands	22,461	1,783,554	4.51%
Greater London	72,842	8,969,980	22.67%
North	16,951	1,133,738	2.87%
North West	49,256	3,688,730	9.32%
Scotland	25,775	1,719,320	4.34%
South East	113,242	12,328,132	31.16%
South West	34,503	3,203,607	8.10%
Wales	19,612	1,406,320	3.55%
West Midlands	25,976	2,057,888	5.20%
Yorkshire and Humberside	26,314	1,891,563	4.78%
Unknown	400	27,807	0.07%
Total	423,329	39,570,112	100.00%

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 October 2008 to 10 November 2008

All values are in thousands of pounds sterling unless otherwise stated

Original LTV Bands

Range	Number	£000's	%	Average Seasoning
0.00 - 25.00	37,458	1,361,750	3.44%	40.17
25.01 - 50.00	113,991	7,503,753	18.96%	43.27
50.01 - 75.00	157,959	16,828,770	42.53%	40.74
75.01 - 80.00	20,005	2,545,388	6.43%	38.43
80.01 - 85.00	27,836	3,903,892	9.87%	35.39
85.01 - 90.00	40,479	5,430,148	13.72%	37.08
90.01 - 95.00	25,601	1,996,410	5.05%	66.27
Total	423,329	39,570,111	100.00%	41.31

*** The balance is the current outstanding balance on the account including accrued interest. The LTV is that at origination and excludes any capitalised high loan to value fees, valuation fees or booking fees.

Arrears
Band	Number	Principal	Overdue	%
Current	409,349	38,069,292	179	96.21%
1.00 - 1.99 months	7,810	856,298	6,802	2.16%
2.00 - 2.99 months	2,822	290,910	4,490	0.74%
3.00 - 3.99 months	1,209	126,534	2,714	0.32%
4.00 - 4.99 months	601	63,755	1,753	0.16%
5.00 - 5.99 months	399	42,204	1,461	0.11%
6.00 -11.99 months	694	74,355	3,678	0.19%
12 months and over	110	10,766	1,224	0.03%
Properties in Possession	335	35,997	2,780	0.09%
Total	423,329	39,570,111	25,081	100.00%

Definition of Arrears
This arrears multiplier is calculated as the arrears amount ( which is the difference between the expected monthly repayments and the amount that has actually been paid, i.e. a total of under and/or over payments ) divided by the monthly amount repayable. It is recalculated every time the arrears amount changes, i.e. on the date when a payment is due.

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 October 2008 to 10 November 2008

All values are in thousands of pounds sterling unless otherwise stated

Movement in Shares of Trust
	Funding	Seller
	£000's	£000's
Balance Brought Forward	32,068,114	9,092,015
Replenishment of Assets	0	0
Acquisition by Funding	0	0
Distribution of Principal Receipts	0	(1,592,523)
Allocation of Losses	(1,070)	(303)
Share of Capitalised Interest	3,024	855
Payment Re Capitalised Interest	(3,024)	3,024
Balance Carried Forward	32,067,044	7,503,068

Carried Forward Percentage	81.03855%	18.96145%

Minimum Seller Share	2,623,111	6.63%

Cash Accumulation Ledger
	£000's
Brought Forward	1,516,326
Additional Amounts Accumulated	1,070
Payment of Notes	(1,514,019)
Carried Forward	3,377

Target Balance	1,278,565	payable on 15th January 2008

	1,278,565

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 October 2008 to 10 November 2008

All values are in thousands of pounds sterling unless otherwise stated

Excess Spread *
Quarter to 15/10/08	0.4164%
Quarter to 15/07/08	0.3592%
Quarter to 15/04/08	0.3174%
Quarter to 15/01/08	0.5229%

*Excess spread is calculated by reference to deferred consideration
(determined according to relevant accounting policies) for the period, adjusted for non-cash related items and items relating to amounts falling due after transfers to the first and second reserve funds in the
Funding Revenue Priority of Payments, expressed as a percentage of the average note balance over that period.

Reserve Funds	First Reserve	Second Reserve	Funding Reserve
Balance as at 15/10/08	£563,000,000.00	£0.00	£10,000,000.00
Required Amount as at 15/10/08	£563,000,000.00	£0.00	£10,000,000.00
Percentage of Notes	1.76%	0.00%	0.03%
Percentage of Funding Share	1.76%	0.00%	0.03%

Notes Outstanding
	£000's	Enhancement
AAA Notes Outstanding	29,758,945	8.96%
AA Notes Outstanding	886,725	6.20%
A Notes Outstanding	464,856	4.75%
BBB Notes Outstanding	959,385	1.76%
Total	32,069,911

Properties in Possession

Stock
	Current Period
	Number	£000's
Brought Forward	308	32,201
Repossessed in Period	85	10,626
Sold in Period	(58)	(6,830)
Carried Forward	335	35,997

	Cumulative
	Number	£000's
Repossessed to date	2,441	398,189
Sold to date	(2,106)	(362,192)
Carried Forward	335	35,997

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 October 2008 to 10 November 2008

All values are in thousands of pounds sterling unless otherwise stated

Repossession Sales Information
Average time Possession to Sale	107	Days
Average arrears at time of Sale	£6,727

MIG Claim Status **
	Number	£000's
MIG Claims made	199	1,396

**On the 14th October, 2005, Abbey exercised its right to cancel all relevant MIG policies and therefore, none of the mortgage loans in the portfolio are currently covered by a MIG policy.

Trigger Events
There has been no debit to the AAA Principal Deficiency Ledger
The Seller has not suffered an Insolvency Event
The Seller is still the Servicer
The Outstanding Principal balance is in excess of £30 billion

Contact Details
If you have any queries regarding this report please contact the Securitisation Team via

Telephone : +44 (1908) 343836
Facsimilie : +44 (1908) 343019
Email : Securitisation@Abbey.com
Or, visit our website at www.holmesreporting.com

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 October 2008 to 10 November 2008

All values are in thousands of pounds sterling unless otherwise stated

Notes	Deal	Rating (S&P/Moody's/Fitch)	Outstanding	Reference Rate	Margin
Series 4 Class A	Holmes Financing No. 1	AAA/Aaa/AAA	£250,000,000		6.62%
Series 4 Class B	Holmes Financing No. 1	AA/Aa3/AA	£11,000,000	6.21000%	0.62%
Series 4 Class C	Holmes Financing No. 1	BBB/Baa2/BBB	£14,000,000	6.21000%	1.75%
Series 4 Class A 1	Holmes Financing No. 8	AAA/Aaa/AAA	£900,000,000	6.21000%	0.15%
Series 4 Class A 2	Holmes Financing No. 8	AAA/Aaa/AAA	$500,000,000	4.75250%	0.14%
Series 4 Class B	Holmes Financing No. 8	AA/Aa3/AA	£39,900,000	6.21000%	0.30%
Series 4 Class C	Holmes Financing No. 8	BBB/Baa2/BBB	£68,000,000	6.21000%	0.90%
Series 3 Class A1	Holmes Financing No. 9	AAA/Aaa/AAA	€ 740,000,000	5.31800%	0.10%
Series 3 Class A2	Holmes Financing No. 9	AAA/Aaa/AAA	£400,000,000	6.21000%	0.09%
Series 4 Class A	Holmes Financing No. 9	AAA/Aaa/AAA	£600,000,000	6.21000%	0.09%
Series 3 Class A	Holmes Financing No. 10	AAA/Aaa/AAA	€ 1,000,000,000	5.31800%	0.07%
Series 3 Class B1	Holmes Financing No. 10	AA/Aa3/AA	€ 37,000,000	5.31800%	0.12%
Series 3 Class B2	Holmes Financing No. 10	AA/Aa3/AA	£27,500,000	6.21000%	0.12%
Series 3 Class M1	Holmes Financing No. 10	A/A2/A	€ 34,000,000	5.31800%	0.20%
Series 3 Class M2	Holmes Financing No. 10	A/A2/A	£20,000,000	6.21000%	0.20%
Series 3 Class C1	Holmes Financing No. 10	BBB/Baa2/BBB	€ 52,500,000	5.31800%	0.40%
Series 3 Class C2	Holmes Financing No. 10	BBB/Baa2/BBB	£22,000,000	6.21000%	0.40%
Series 4 Class A1	Holmes Financing No. 10	AAA/Aaa/AAA	$1,440,000,000	4.75250%	0.08%
Series 4 Class A2	Holmes Financing No. 10	AAA/Aaa/AAA	£750,000,000	6.21000%	0.09%
Series 2 Class A	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	$1,500,000,000	4.75250%	0.06%
Series 2 Class B	Holmes Master Issuer 2006-1	AA/Aa3/AA	$35,000,000	4.75250%	0.12%
Series 2 Class M	Holmes Master Issuer 2006-1	A/A2/A	$30,000,000	4.75250%	0.19%
Series 2 Class C	Holmes Master Issuer 2006-1	BBB/Baa2/BBB	$40,000,000	4.75250%	0.39%
Series 3 Class A1	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	$900,000,000	4.75250%	0.08%
Series 3 Class A2	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	€ 670,000,000	5.31800%	0.10%
Series 3 Class A3	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	£700,000,000	6.21000%	0.10%
Series 3 Class B2	Holmes Master Issuer 2006-1	AA/Aa3/AA	€ 37,500,000	5.31800%	0.15%
Series 3 Class B3	Holmes Master Issuer 2006-1	AA/Aa3/AA	£20,000,000	6.21000%	0.15%
Series 3 Class M2	Holmes Master Issuer 2006-1	A/A2/A	€ 35,500,000	5.31800%	0.22%
Series 3 Class M3	Holmes Master Issuer 2006-1	A/A2/A	£12,000,000	6.21000%	0.22%
Series 3 Class C2	Holmes Master Issuer 2006-1	BBB/Baa2/BBB	€ 61,500,000	5.31800%	0.42%
Series 3 Class C3	Holmes Master Issuer 2006-1	BBB/Baa2/BBB	£12,500,000	6.21000%	0.42%
Series 2 Class A	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,500,000,000	4.75250%	0.05%
Series 2 Class B2	Holmes Master Issuer 2007-1	AA/Aa3/AA	€ 26,300,000	5.31800%	0.14%
Series 2 Class M2	Holmes Master Issuer 2007-1	A/A2/A	€ 10,600,000	5.31800%	0.22%
Series 2 Class M3	Holmes Master Issuer 2007-1	A/A2/A	£10,800,000	6.21000%	0.22%
Series 2 Class C1	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	$9,800,000	4.75250%	0.42%
Series 2 Class C2	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	€ 21,900,000	5.31800%	0.42%
Series 2 Class C3	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	£5,000,000	6.21000%	0.42%
Series 3 Class A1	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,600,000,000	4.75250%	0.08%
Series 3 Class A2	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	€ 1,500,000,000	5.31800%	0.10%
Series 3 Class A3	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	£800,000,000	6.21000%	0.10%
Series 3 Class B2	Holmes Master Issuer 2007-1	AA/Aa3/AA	€ 46,700,000	5.31800%	0.14%
Series 3 Class B3	Holmes Master Issuer 2007-1	AA/Aa3/AA	£48,000,000	6.21000%	0.14%
Series 3 Class M2	Holmes Master Issuer 2007-1	A/A2/A	€ 28,000,000	5.31800%	0.22%
Series 3 Class M3	Holmes Master Issuer 2007-1	A/A2/A	£28,800,000	6.21000%	0.22%
Series 3 Class C2	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	€ 86,900,000	5.31800%	0.42%

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 October 2008 to 10 November 2008

All values are in thousands of pounds sterling unless otherwise stated

Series 3 Class C3	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	£25,500,000	6.21000%	0.42%
Series 4 Class A	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,000,000,000	4.75250%	0.10%
Series 2 Class A	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	CAD 600,000,000	2.49333%	0.08%
Series 2 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$2,750,000,000	4.75250%	0.05%
Series 2 Class B1	Holmes Master Issuer 2007-2	AA/Aa3/AA	$25,000,000	4.75250%	0.12%
Series 2 Class B2	Holmes Master Issuer 2007-2	AA/Aa3/AA	€ 95,000,000	5.31800%	0.13%
Series 2 Class B3	Holmes Master Issuer 2007-2	AA/Aa3/AA	£50,000,000	6.21000%	0.14%
Series 2 Class C1	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	$34,000,000	4.75250%	0.41%
Series 2 Class C2	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	€ 106,000,000	5.31800%	0.41%
Series 2 Class C3	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	£45,000,000	6.21000%	0.43%
Series 2 Class M1	Holmes Master Issuer 2007-2	A/A2/A	$10,000,000	4.75250%	0.22%
Series 2 Class M2	Holmes Master Issuer 2007-2	A/A2/A	€ 20,000,000	5.31800%	0.22%
Series 2 Class M3	Holmes Master Issuer 2007-2	A/A2/A	£38,000,000	6.21000%	0.24%
Series 3 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$1,250,000,000	4.75250%	0.08%
Series 3 Class A2	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	€ 1,300,000,000	5.31800%	0.09%
Series 3 Class A3	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	£450,000,000	6.21000%	0.09%
Series 4 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$750,000,000	4.75250%	0.10%
Series 1 Class A1	Holmes Master Issuer 2007-3	AAA/Aaa/AAA	€ 3,854,466,000	5.38800%	0.10%
Series 1 Class A2	Holmes Master Issuer 2007-3	AAA/Aaa/AAA	€ 3,114,720,000	5.42500%	0.11%
Series 1 Class A3	Holmes Master Issuer 2007-3	AAA/Aaa/AAA	€ 2,491,776,000	4.81300%	0.12%
Series 1 Class B	Holmes Master Issuer 2007-3	AA/Aa3/AA	£124,000,000	6.21000%	1.00%
Series 1 Class M	Holmes Master Issuer 2007-3	A/A2/A	£127,000,000	6.21000%	1.60%
Series 1 Class C	Holmes Master Issuer 2007-3	BBB/Baa2/BBB	£250,000,000	6.21000%	2.25%
Series 1 Class A1	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 2,257,200,000	4.74800%	0.12%
Series 1 Class A2	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 4,514,400,000	4.75000%	0.12%
Series 1 Class A3	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 1,003,200,000	5.38800%	0.12%
Series 1 Class A4	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 1,630,200,000	5.42500%	0.12%
Series 1 Class B	Holmes Master Issuer 2008-1	AA/Aa3/AA	£370,000,000	6.21000%	1.00%
Series 1 Class M	Holmes Master Issuer 2008-1	A/A2/A	£120,000,000	6.21000%	1.60%
Series 1 Class C	Holmes Master Issuer 2008-1	BBB/Baa2/BBB	£250,000,000	6.21000%	2.25%

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 October 2008 to 10 November 2008

All values are in thousands of pounds sterling unless otherwise stated

Retired Class A Notes

Date Retired	Holmes 1	Holmes 8	Holmes 9	Holmes 10	Holmes 2006-1	Holmes 2007-1	Holmes 2007-2	Holmes 2007-3	Holmes 2008-1
02Q3	-	-	-	-	-	-	-	-	-
02Q4	-	-	-	-	-	-	-	-	-
03Q1	-	-	-	-	-	-	-	-	-
03Q2	-	-	-	-	-	-	-	-	-
03Q3	600	-	-	-	-	-	-	-	-
03Q4	-	-	-	-	-	-	-	-	-
04Q1	-	-	-	-	-	-	-	-	-
04Q2	-	-	-	-	-	-	-	-	-
04Q3	-	-	-	-	-	-	-	-	-
04Q4	-	-	-	-	-	-	-	-	-
05Q1	-	-	-	-	-	-	-	-	-
05Q2	-	1,001	-	-	-	-	-	-	-
05Q3	650	-	-	-	-	-	-	-	-
05Q4	-	-	-	-	-	-	-	-	-
06Q1	-	-	-	-	-	-	-	-	-
06Q2	-	-	-	-	-	-	-	-	-
06Q3	-	-	-	-	-	-	-	-	-
06Q4	-	-	1,018	-	-	-	-	-	-
07Q1	-	812	-	-	-	-	-	-	-
07Q2	-	-	-	-	-	-	-	-	-
07Q3	575	-	-	679	-	-	-	-	-
07Q4	-	-	-	-	-	-	-	-	-
08Q1	-	-	-	-	-	771	-	-	-
08Q2	-	221	-	388	-	600	715	-	-
08Q3	-	221	-	388	-	-	715	-	-

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 October 2008 to 10 November 2008

All values are in thousands of pounds sterling unless otherwise stated

Outstanding Class A Notes

Expected Redemption	Holmes 1	Holmes 8	Holmes 9	Holmes 10	Holmes 2006-1	Holmes 2007-1	Holmes 2007-2	Holmes 2007-3	Holmes 2008-1
08Q3	-	-	-	-	-	-	-	-	-
08Q4	-	221	1,272	-	-	-	-	-	-
09Q1	-	1,171	-	-	-	-	-	-	-
09Q2	-	-	-	342	-	-	-	-	-
09Q3	-	-	-	342	397	-	-	-	-
09Q4	-	-	-	-	397	-	-	-	-
10Q1	-	-	453	-	-	386	-	-	-
10Q2	-	-	453	-	-	386	1,664	-	-
10Q3	250	-	600	-	-	-	-	-	-
10Q4	-	-	-	1,526	1,632	-	-	-	-
11Q1	-	-	-	-	-	-	-	-	-
11Q2	-	-	-	-	-	2,649	654	-	-
11Q3	-	-	-	-	-	-	654	-	-
11Q4	-	-	-	-	-	-	654	-	-
12Q1	-	-	-	-	-	-	-	918	-
12Q2	-	-	-	-	-	-	-	918	-
12Q3	-	-	-	-	-	-	377	918	-
12Q4	-	-	-	-	-	515	-	-	-
13Q1	-	-	-	-	-	-	-	742	-
13Q2	-	-	-	-	-	-	-	742	-
13Q3	-	-	-	-	-	-	-	742	-
13Q4	-	-	-	-	-	-	-	-	-
14Q1	-	-	-	-	-	-	-	593	-
14Q2	-	-	-	-	-	-	-	593	-
14Q3	-	-	-	-	-	-	-	593	-
14Q4	-	-	-	-	-	-	-	-	7,500
15Q1	-	-	-	-	-	-	-	-	-

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 October 2008 to 10 November 2008

All values are in thousands of pounds sterling unless otherwise stated